Summary of Significant Accounting Policies - Useful Life of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Asset, Property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Asset, Property and equipment	10 years